S000088170 [Member] Investment Risks - Global Opportunities Fund	Jun. 30, 2025
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Risk—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management and Operational Risk—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors, or limitations in the models or analyses and, therefore, any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk—Investments in foreign securities can be more volatile than investments in US securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the US economy or companies located in the United States.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk—Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Risk—The investment performance of the Fund, which invests a portion of its assets in Underlying ETFs, may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Fund bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Cash or Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash or Cash Equivalents Risk—The Fund may have significant investments in cash or Cash Equivalents. When a substantial portion of a portfolio is held in cash or Cash Equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Key Person Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Key Person Risk—Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at the Adviser, which can result in decreased investment results if any of these “key” persons become unable to apply their full attention to the management of the Fund’s investments for health or other reasons.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk—In addition to all of the risks of investing in foreign securities, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk—Credit risk refers to the possibility that the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk—The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sale Risk—The Fund may lose money in connection with its short sales of securities. Short selling allows an investor to profit from declines in the prices of securities. To engage in a short sale, the Fund must “borrow” securities for a fee. To close out short positions, the Fund may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. There is no guarantee that the price of the borrowed securities will decline; in fact, it may rise. The Fund’s loss on a short sale is theoretically unlimited, because there is no upward limit on the price a borrowed security could attain. Short selling involves higher transaction costs than long-only investing, which could offset any gains and increase any losses.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk—Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into short sales or purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Swaps Risk—Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk—In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or currency (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Dollar Neutral Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dollar Neutral Strategy Risk—Due to the availability of shorts, geopolitical or other factors, the Fund may be unable to match long and short positions expressed in dollars for a period of time.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Style Risk—Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Capitalization Risk—Investing primarily in issuers in one market capitalization category (large-cap, mid-cap or small-cap) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other factors, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholders of the Fund are exposed to higher risk than the stock market as a whole and could lose money.